Quarterly Financial Summary	12 Months Ended
Dec. 31, 2011
Quarterly Financial Summary [Abstract]
Quarterly Financial Summary

(28) Quarterly Financial Summary (Unaudited)

The following is a summary of quarterly financial information for the years ended December 31, 2011 and 2010:

	2011 Quarters				2010 Quarters
(In thousands, except per share data)	First	Second	Third	Fourth	First	Second	Third	Fourth
Interest income	$147,780	145,445	154,951	157,617	142,496	149,248	147,401	153,962
Interest expense	38,166	36,739	36,541	32,970	46,631	44,934	44,421	41,285

Net interest income	109,614	108,706	118,410	124,647	95,865	104,314	102,980	112,677
Provision for credit losses	25,344	29,187	29,290	18,817	29,044	41,297	25,528	28,795

Net interest income after provision for credit losses	84,270	79,519	89,120	105,830	66,821	63,017	77,452	83,882
Non-interest income, excluding net securities gains	40,781	35,500	67,022	44,603	42,215	50,390	45,421	44,302
Net securities gains	106	1,152	225	309	392	46	9,235	159
Non-interest expense	98,109	97,206	106,321	118,768	83,938	92,663	99,723	106,201

Income before income taxes	27,048	18,965	50,046	31,974	25,490	20,790	32,385	22,142
Income tax expense	10,646	7,215	19,844	12,753	9,473	7,781	12,287	7,937

Net Income	$16,402	11,750	30,202	19,221	16,017	13,009	20,098	14,205

Preferred stock dividends and discount accretion	1,031	1,033	1,032	1,032	4,943	4,943	4,943	4,814
Non-cash deemed preferred stock dividend	—	—	—	—	—	—	—	11,361

Net income (loss) applicable to common shares	$15,371	10,717	29,170	18,189	11,074	8,066	15,155	(1,970)

Net income (loss) per common share:
Basic	$0.44	0.31	0.82	0.51	0.43	0.26	0.49	(0.06)
Diluted	$0.36	0.25	0.65	0.41	0.41	0.25	0.47	(0.06)
Cash dividends declared per common share	$0.09	—	0.09	—	0.09	—	0.09	—